UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Michael W. Stockton

American Funds Fundamental Investors

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Fundamental Investors®
Investment portfolio
September 30, 2016
unaudited
Common stocks 96.11% Information technology 20.11%	Shares	Value (000)
Microsoft Corp.	56,741,000	$3,268,282
Broadcom Ltd.	13,154,632	2,269,437
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	190,310,000	1,116,122
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,438,430	196,951
Texas Instruments Inc.	16,785,300	1,177,992
Intel Corp.	29,706,573	1,121,423
Apple Inc.	8,755,000	989,753
Alphabet Inc., Class C2	754,317	586,323
Alphabet Inc., Class A2	442,800	356,038
ASML Holding NV1	5,355,030	587,228
ASML Holding NV (New York registered)	3,240,000	355,039
Visa Inc., Class A	7,380,000	610,326
Amphenol Corp., Class A	6,750,000	438,210
Intuit Inc.	3,290,000	361,933
Baidu, Inc., Class A (ADR)[2]	1,890,000	344,112
International Business Machines Corp.	2,079,300	330,297
QUALCOMM Inc.	4,000,000	274,000
MasterCard Inc., Class A	2,500,000	254,425
Analog Devices, Inc.	2,829,000	182,329
Murata Manufacturing Co., Ltd.[1]	1,370,000	178,695
TE Connectivity Ltd.	2,300,000	148,074
Accenture PLC, Class A	1,000,000	122,170
Akamai Technologies, Inc.[2]	2,275,000	120,552
Facebook, Inc., Class A2	830,000	106,464
KLA-Tencor Corp.	825,140	57,521
Juniper Networks, Inc.	875,000	21,052
Activision Blizzard, Inc.	371,193	16,444
Finisar Corp.[2]	492,000	14,662
		15,605,854
Consumer discretionary 16.20%
Amazon.com, Inc.[2]	4,254,800	3,562,587
Home Depot, Inc.	14,610,000	1,880,015
Comcast Corp., Class A	27,211,000	1,805,178
Time Warner Inc.	6,600,000	525,426
Las Vegas Sands Corp.	7,600,000	437,304
Priceline Group Inc.[2]	284,284	418,321
McDonald’s Corp.	3,300,000	380,688
Walt Disney Co.	3,640,000	338,010
Newell Rubbermaid Inc.	6,335,000	333,601
Target Corp.	4,700,000	322,796
Expedia, Inc.	2,637,000	307,791
Starbucks Corp.	5,400,000	292,356
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	1,215,000	289,146
Liberty Global PLC, Class C2	4,389,811	145,039
Liberty Global PLC, Class A2	3,863,679	132,061
Liberty Global PLC LiLAC, Class C2	290,525	8,149
Fundamental Investors — Page 1 of 8

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Liberty Global PLC LiLAC, Class A2	107,760	$2,973
Twenty-First Century Fox, Inc., Class A	10,125,000	245,227
Viacom Inc., Class B	6,403,400	243,970
Charter Communications, Inc., Class A2	757,719	204,561
CBS Corp., Class B	3,480,000	190,495
Macy’s, Inc.	4,000,000	148,200
Hilton Worldwide Holdings Inc.	6,000,000	137,580
Sony Corp.[1]	2,850,000	93,122
Netflix, Inc.[2]	850,000	83,767
NIKE, Inc., Class B	792,000	41,699
		12,570,062
Financials 11.28%
JPMorgan Chase & Co.	18,783,000	1,250,760
Berkshire Hathaway Inc., Class A2	5,229	1,130,614
Capital One Financial Corp.	10,022,000	719,880
Wells Fargo & Co.	15,435,000	683,462
CME Group Inc., Class A	6,271,437	655,491
SunTrust Banks, Inc.	14,564,097	637,907
BlackRock, Inc.	1,723,100	624,555
Citigroup Inc.	11,000,000	519,530
Chubb Ltd.	3,975,000	499,459
Goldman Sachs Group, Inc.	2,670,000	430,591
Discover Financial Services	5,730,000	324,032
Legal & General Group PLC[1]	109,784,921	311,828
American International Group, Inc.	4,666,700	276,922
CNO Financial Group, Inc.[3]	11,900,000	181,713
BNP Paribas SA1	3,500,000	179,955
Svenska Handelsbanken AB, Class A1	11,460,000	157,378
National Australia Bank Ltd.[1]	3,635,000	77,861
PacWest Bancorp	1,165,000	49,990
HDFC Bank Ltd. (ADR)	414,250	29,780
Arch Capital Group Ltd.[2]	170,000	13,474
		8,755,182
Energy 11.10%
Schlumberger Ltd.	19,106,000	1,502,496
Royal Dutch Shell PLC, Class B (ADR)	16,135,334	852,430
Royal Dutch Shell PLC, Class B1	10,233,720	265,525
Royal Dutch Shell PLC, Class A (ADR)	215,139	10,772
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	237,461	5,893
Enbridge Inc. (CAD denominated)	16,219,876	712,861
Chevron Corp.	5,976,137	615,064
BP PLC[1]	79,775,000	464,621
ConocoPhillips	9,875,000	429,266
EOG Resources, Inc.	4,395,000	425,041
Concho Resources Inc.[2]	2,734,500	375,584
Suncor Energy Inc.	12,996,034	360,773
Helmerich & Payne, Inc.	4,900,000	329,770
Halliburton Co.	6,805,000	305,408
Peyto Exploration & Development Corp.[3]	10,332,287	289,977
Exxon Mobil Corp.	3,000,000	261,840
Baker Hughes Inc.	4,700,000	237,209
Cimarex Energy Co.	1,424,000	191,343
Murphy Oil Corp.	6,281,900	190,970
Fundamental Investors — Page 2 of 8

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Noble Energy, Inc.	4,746,400	$169,636
Canadian Natural Resources, Ltd.	4,790,300	153,135
TOTAL SA (ADR)	2,016,287	96,177
TOTAL SA1	1,082,331	51,299
Phillips 66	1,709,488	137,699
Southwestern Energy Co.[2]	8,000,000	110,720
Hess Corp.	1,350,748	72,427
		8,617,936
Health care 10.72%
Merck & Co., Inc.	17,710,000	1,105,281
Medtronic PLC	12,705,000	1,097,712
UnitedHealth Group Inc.	5,501,500	770,210
Boston Scientific Corp.[2]	31,600,000	752,080
Vertex Pharmaceuticals Inc.[2]	6,408,600	558,894
Express Scripts Holding Co.[2]	7,856,333	554,107
Aetna Inc.	4,492,000	518,602
Thermo Fisher Scientific Inc.	3,100,000	493,086
Gilead Sciences, Inc.	5,698,790	450,888
Regeneron Pharmaceuticals, Inc.[2]	1,093,500	439,609
Bristol-Myers Squibb Co.	7,698,300	415,092
Johnson & Johnson	2,100,000	248,073
Humana Inc.	1,190,000	210,499
ResMed Inc.	3,214,400	208,261
Pfizer Inc.	4,793,000	162,339
Novartis AG1	1,920,000	150,991
Hologic, Inc.[2]	2,477,395	96,197
Abbott Laboratories	1,656,771	70,065
Shire PLC (ADR)	109,701	21,267
		8,323,253
Industrials 10.31%
Boeing Co.	9,764,000	1,286,309
General Electric Co.	30,000,000	888,600
Lockheed Martin Corp.	3,283,200	787,049
Parker-Hannifin Corp.	4,550,000	571,162
Union Pacific Corp.	5,575,000	543,730
Rockwell Automation	3,500,000	428,190
Caterpillar Inc.	4,525,000	401,684
TransDigm Group Inc.[2]	1,352,000	390,890
Northrop Grumman Corp.	1,640,000	350,878
Honeywell International Inc.	2,400,000	279,816
Deere & Co.	3,000,000	256,050
Emerson Electric Co.	4,000,000	218,040
Norfolk Southern Corp.	1,934,600	187,772
Republic Services, Inc.	3,500,000	176,575
Ingersoll-Rand PLC	2,500,000	169,850
Ryanair Holdings PLC (ADR)	1,803,750	135,335
Equifax Inc.	1,000,000	134,580
Cummins Inc.	1,010,000	129,432
MTU Aero Engines AG1	1,120,089	113,314
KAR Auction Services, Inc.	2,500,000	107,900
Grafton Group PLC, units[1,3]	15,037,000	97,057
Waste Management, Inc.	1,400,000	89,264
Raytheon Co.	615,000	83,720
Fundamental Investors — Page 3 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Meggitt PLC[1]	11,759,014	$68,748
Airbus Group SE, non-registered shares[1]	975,000	58,977
Masco Corp.	1,278,878	43,878
		7,998,800
Consumer staples 9.43%
Philip Morris International Inc.	21,520,000	2,092,174
Coca-Cola Co.	24,685,000	1,044,669
Procter & Gamble Co.	10,275,000	922,181
Reynolds American Inc.	13,995,540	659,890
Walgreens Boots Alliance, Inc.	6,106,000	492,266
Kraft Heinz Co.	4,900,000	438,599
British American Tobacco PLC[1]	5,905,000	377,639
Altria Group, Inc.	5,360,000	338,913
Kroger Co.	6,074,352	180,287
Hershey Co.	1,800,000	172,080
Campbell Soup Co.	2,600,000	142,220
Costco Wholesale Corp.	787,100	120,041
CVS Health Corp.	1,225,931	109,095
Sysco Corp.	1,930,000	94,589
Coca-Cola Enterprises, Inc.	2,150,000	85,785
Coty Inc., Class A	2,100,000	49,350
		7,319,778
Materials 3.39%
E.I. du Pont de Nemours and Co.	17,068,525	1,143,079
Praxair, Inc.	6,145,000	742,500
FMC Corp.	5,412,072	261,620
LyondellBasell Industries NV	2,640,000	212,942
Syngenta AG1	462,000	202,019
Potash Corp. of Saskatchewan Inc.	4,000,000	65,280
		2,627,440
Real estate 1.36%
Crown Castle International Corp. REIT	3,557,039	335,109
Weyerhaeuser Co. REIT[2]	9,000,107	287,463
American Tower Corp. REIT	2,000,000	226,660
Equinix, Inc. REIT	385,174	138,759
Ventas, Inc. REIT	1,000,000	70,630
		1,058,621
Utilities 0.59%
Dominion Resources, Inc.	2,284,823	169,694
PG&E Corp.	2,500,000	152,925
SSE PLC[1]	3,813,000	77,402
Electricité de France SA1	3,930,000	47,812
Centrica PLC[1]	4,590,088	13,576
		461,409
Telecommunication services 0.52%
Verizon Communications Inc.	4,652,004	241,811
AT&T Inc.	4,000,000	162,440
		404,251
Fundamental Investors — Page 4 of 8

unaudited
Common stocks Miscellaneous 1.10%	Shares	Value (000)
Other common stocks in initial period of acquisition		$853,445
Total common stocks (cost: $49,334,738,000)		74,596,031
Convertible stocks 0.10% Utilities 0.10%
Dominion Resources, Inc., convertible preferred, Series A, units	1,476,300	73,667
Total convertible stocks (cost: $73,815,000)		73,667
Short-term securities 3.93%	Principal amount (000)
Apple Inc. 0.43%–0.48% due 10/3/2016–11/16/2016[4]	$206,100	206,037
Caterpillar Financial Services Corp. 0.44%–0.58% due 10/6/2016–11/14/2016	99,875	99,831
Caterpillar Inc. 0.47% due 10/21/2016[4]	12,900	12,897
Chariot Funding, LLC 0.85% due 1/13/2017[4]	50,000	49,859
Chevron Corp. 0.57%–0.65% due 11/17/2016–12/15/2016[4]	75,000	74,929
Citibank, N.A. 0.78% due 11/15/2016	75,000	75,031
Coca-Cola Co. 0.57% due 12/14/2016[4]	50,000	49,943
Emerson Electric Co. 0.44%–0.45% due 10/11/2016–10/27/2016[4]	80,000	79,982
ExxonMobil Corp. 0.40%–0.50% due 10/12/2016–11/16/2016	224,900	224,819
Fannie Mae 0.41%–0.44% due 10/7/2016–2/1/2017	80,000	79,938
Federal Farm Credit Banks 0.48%–0.56% due 11/10/2016–5/18/2017	136,700	136,330
Federal Home Loan Bank 0.26%–0.55% due 10/4/2016–4/18/2017	923,550	922,921
Freddie Mac 0.37%–0.48% due 10/4/2016–1/3/2017	206,700	206,631
Intel Corp. 0.47% due 10/25/2016	25,000	24,993
Jupiter Securitization Co., LLC 1.00% due 10/18/2016[4]	25,500	25,493
Microsoft Corp. 0.47%–0.51% due 10/5/2016–11/15/2016[4]	138,000	137,953
PepsiCo Inc. 0.40% due 10/7/2016[4]	41,300	41,297
Pfizer Inc. 0.50%–0.54% due 10/7/2016–10/25/2016[4]	98,000	97,983
U.S. Treasury Bills 0.29%–0.41% due 11/10/2016–2/2/2017	320,000	319,856
Wal-Mart Stores, Inc. 0.42%–0.45% due 10/17/2016–11/7/2016[4]	136,300	136,251
Wells Fargo Bank, N.A. 1.01% due 1/17/2017	50,000	50,016
Total short-term securities (cost: $3,052,649,000)		3,052,990
Total investment securities 100.14% (cost: $52,461,202,000)		77,722,688
Other assets less liabilities (0.14)%		(110,474)
Net assets 100.00%		$77,612,214
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Fundamental Investors — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2016 (000)
Peyto Exploration & Development Corp.	10,332,287	—	—	10,332,287	$7,743	$289,977
CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	2,737	181,713
Grafton Group PLC, units[1]	15,037,000	—	—	15,037,000	2,669	97,057
FMC Corp.[5]	6,758,000	—	1,345,928	5,412,072	2,905	—
					$16,054	$568,747
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $4,709,931,000, which represented 6.07% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $912,624,000, which represented 1.18% of the net assets of the fund.
[5]	Unaffiliated issuer at 9/30/2016.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fundamental Investors — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.
Fundamental Investors — Page 7 of 8

unaudited
Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$13,723,809	$1,882,045	$—	$15,605,854
Consumer discretionary	12,476,940	93,122	—	12,570,062
Financials	8,028,160	727,022	—	8,755,182
Energy	7,830,598	787,338	—	8,617,936
Health care	8,172,262	150,991	—	8,323,253
Industrials	7,660,704	338,096	—	7,998,800
Consumer staples	6,942,139	377,639	—	7,319,778
Materials	2,425,421	202,019	—	2,627,440
Other	1,785,491	138,790	—	1,924,281
Miscellaneous	840,576	12,869	—	853,445
Convertible stocks	73,667	—	—	73,667
Short-term securities	—	3,052,990	—	3,052,990
Total	$69,959,767	$7,762,921	$—	$77,722,688
*	Securities with a value of $4,709,931,000, which represented 6.07% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$25,755,084
Gross unrealized depreciation on investment securities	(509,034)
Net unrealized appreciation on investment securities	25,246,050
Cost of investment securities	52,476,638

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-010-1116O-S54069	Fundamental Investors — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: November 28, 2016